OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of accounts payable and other liabilities [abstract]
OTHER LIABILITIES

NOTE 24 – OTHER LIABILITIES

As December 31, 2025 and 2024 the other liabilities comprise the following:

Other liabilities	December 31, 2025 (1)		December 31, 2024
Income received for third parties (2)	Ps.	3,401,968	Ps.	4,289,835
Suppliers and services payable		3,518,847		3,253,637
Cashier checks		870,091		763,285
Withholdings taxes and labor contributions		720,627		649,277
Contract liability related to concessions (3)		693,960		522,189
Commissions and fees		536,365		518,132
Transactions digital payment platform		411,578		458,498
Dividends payable (4)		354,777		315,324
Collection on behalf of third parties		157,241		183,596
Collection service		106,296		100,119
Value added tax - VAT		79,986		78,731
Insurance payables		63,155		162,293
Financial transactions tax		37,373		19,898
Canceled accounts		36,378		35,693
Checks drawn and not paid		22,119		44,710
Customer loyalty programs		16,529		12,276
Anticipated income		13,882		36,455
Cash surplus		10,644		187,603
Other liabilities		479,443		365,430
Total other liabilities	Ps.	11,531,259	Ps.	11,996,981

(1)	As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line by line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.
(2)	Includes advance payments made by the National Infrastructure Agency (ANI) and resources received from toll collection and financial returns managed by the respective Autonomous Patrimonies.
(3)	Includes funding associated with property accounts, environmental composition, networks, auditing and supervision, and returns generated.
(4)	See detail note 21.3.

Other Liabilities		December 31, 2025		December 31, 2024
Liabilities to be settled within twelve months	Ps.	8,224,535	Ps.	7,962,137
Liabilities to be settled after twelve months		3,306,724		4,034,844
Total Other Liabilities	Ps.	11,531,259	Ps.	11,996,981